Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	May 18, 2015
Disclosure of transactions between related parties [line items]
Management services as payment percentage applied to underground development capital costs		1.50%
Management services as payment percentage applied to operating costs and capital related to current operations		3.00%
Wholly Owned Subsidiaries of Rio Tinto [member]
Disclosure of transactions between related parties [line items]
Cash equivalents	$ 210.0
Fee payable equal to amount drawn under facility percentage	2.50%
Annual completion support fee percentage	2.50%
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member]
Disclosure of transactions between related parties [line items]
Receivable from subsidiaries	$ 511.3
Interest rate adjustment to basis	2.45%
Interest rate basis	LIBOR
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member] | Interest receivable [member]
Disclosure of transactions between related parties [line items]
Interest rate adjustment to basis	(0.05%)
Wholly Owned Subsidiaries of Rio Tinto [member] | 9539549 Canada Inc [member] | Cash management services agreement [member]
Disclosure of transactions between related parties [line items]
Interest rate adjustment to basis	2.50%